Third Quarter Report
January 31, 2023 (Unaudited)
Columbia Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Bond Fund, January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 15.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACM Auto Trust(a)
Subordinated Series 2022-1A Class C
04/20/2029	5.480%	3,750,000	3,702,237
Affirm Asset Securitization Trust(a)
Series 2023-A Class A
01/18/2028	6.610%	2,900,000	2,897,345
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2021-3 Class B
02/13/2026	0.660%	584,190	582,654
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	5,000,000	4,900,097
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	7.832%	3,000,000	2,765,142
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class B
07/15/2030	1.640%	3,950,000	3,682,017
Bain Capital Credit CLO Ltd.(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	6.215%	2,000,000	1,929,896
Series 2020-5A Class A1
3-month USD LIBOR + 1.220% Floor 1.220% 01/20/2032	6.028%	10,000,000	9,912,610
Series 2020-5A Class C
3-month USD LIBOR + 2.350% Floor 2.350% 01/20/2032	7.158%	4,480,000	4,307,197
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	6.208%	2,000,000	1,927,474
Carlyle US CLO Ltd.(a),(b)
Series 2020-2A Class CR
3-month USD LIBOR + 3.200% Floor 3.200% 01/25/2035	8.018%	1,850,000	1,693,155
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% Floor 1.600% 04/30/2031	6.402%	1,800,000	1,747,550
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 83 CLO Ltd.(a),(b)
Series 2020-83A Class C
3-month USD LIBOR + 2.150% Floor 2.150% 01/18/2032	6.945%	5,000,000	4,815,740
Dryden 86 CLO Ltd.(a),(b)
Series 2020-86A Class BR
3-month USD LIBOR + 1.700% Floor 1.700% 07/17/2034	6.492%	1,250,000	1,216,067
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	5.956%	1,250,000	1,210,410
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-3A Class C
05/15/2025	1.920%	1,457,316	1,446,104
LendingPoint Asset Securitization Trust(a)
Series 2021-B Class A
02/15/2029	1.110%	578,221	574,682
LendingPoint Pass-Through Trust(a)
Series 2022-ST1 Class A
03/15/2028	2.500%	2,244,376	2,151,150
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	734,601	709,844
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class C
3-month USD LIBOR + 2.200% Floor 2.200% 01/15/2033	6.992%	6,500,000	6,284,031
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	8.392%	1,500,000	1,453,159
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	6.651%	5,000,000	4,883,345
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	6.158%	3,700,000	3,607,385
Marlette Funding Trust(a)
Series 2021-1A Class B
06/16/2031	1.000%	743,782	734,965
2	Columbia Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	6.208%	1,820,000	1,775,454
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	6.265%	4,000,000	3,931,300
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	6,800,000	6,396,415
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	5.958%	7,500,000	7,398,142
Pagaya AI Debt Selection Trust(a)
Series 2020-3 Class B
05/17/2027	3.220%	473,633	472,613
Series 2021-1 Class A
11/15/2027	1.180%	2,348,751	2,318,002
Series 2021-3 Class A
05/15/2029	1.150%	2,593,787	2,536,019
Series 2021-5 Class A
08/15/2029	1.530%	2,277,357	2,224,015
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	2,199,709	1,998,144
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	3,228,808	3,129,391
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,887,808	1,668,778
RR 1 LLC(a),(b)
Series 2017-1A Class A2B
3-month USD LIBOR + 1.600% Floor 1.600% 07/15/2035	6.392%	10,000,000	9,734,890
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	5.882%	4,500,000	4,472,235
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	1,227,043	1,208,445
Series 2022-1A Class A
02/15/2028	1.850%	840,848	822,392
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	762,725	728,642
Series 2021-ST10 Class A
01/20/2030	2.250%	3,415,331	3,257,848
Series 2021-ST6 Class A
08/20/2027	1.850%	2,681,149	2,512,010
Series 2021-ST9 Class A
11/20/2029	1.700%	1,564,363	1,491,334
Upstart Securitization Trust(a)
Series 2021-1 Class B
03/20/2031	1.890%	4,250,000	4,189,208
Series 2021-3 Class A
07/20/2031	0.830%	2,539,789	2,488,045
Series 2021-4 Class A
09/20/2031	0.840%	2,023,316	1,963,773
Subordinated Series 2020-3 Class B
11/20/2030	3.014%	2,175,120	2,164,162
Subordinated Series 2021-5 Class B
11/20/2031	2.490%	5,000,000	4,524,836
Total Asset-Backed Securities — Non-Agency (Cost $147,297,292)			142,540,349

Commercial Mortgage-Backed Securities - Agency 0.5%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	969,689
Federal National Mortgage Association(c)
Series 2017-M15 Class ATS2
11/25/2027	3.154%	4,067,418	3,917,250
Government National Mortgage Association(c),(d)
Series 2019-147 Class IO
06/16/2061	0.397%	5,818,470	230,753
Total Commercial Mortgage-Backed Securities - Agency (Cost $5,664,902)			5,117,692

Commercial Mortgage-Backed Securities - Non-Agency 18.0%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,333,455	2,242,054
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,893,270	2,786,595
BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2013-WBRK Class A
03/10/2037	3.534%	1,350,000	1,233,610

Columbia Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class A
1-month USD LIBOR + 0.850% Floor 0.850% 09/15/2034	5.309%	4,500,000	4,460,382
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	6.409%	1,300,000	1,279,147
Subordinated Series 2018-DSNY Class B
1-month USD LIBOR + 1.150% Floor 1.150% 09/15/2034	5.609%	9,325,000	9,225,550
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	6.159%	1,000,000	972,361
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month USD LIBOR + 1.000% Floor 1.000% 10/15/2037	5.454%	2,503,753	2,437,148
Subordinated Series 2018-BXH Class D
1-month USD LIBOR + 2.000% Floor 2.000% 10/15/2037	6.454%	2,000,000	1,896,919
BFLD Trust(a),(b)
Series 2019-DPLO Class A
1-month USD LIBOR + 1.090% Floor 1.091% 10/15/2034	5.549%	3,000,000	2,958,792
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	5.709%	3,000,000	2,919,229
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class A
1-month USD LIBOR + 0.820% Floor 0.820% 06/15/2035	5.275%	8,000,000	7,718,991
BX Commercial Mortgage Trust(a)
Series 2020-VIV4 Class A
03/09/2044	2.843%	7,500,000	6,423,527
BX Trust(a),(b)
Series 2018-GW Class A
1-month USD LIBOR + 0.800% Floor 0.800% 05/15/2035	5.259%	5,950,000	5,851,045
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587% 10/15/2036	6.046%	823,000	796,280
Subordinated Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	6.346%	747,000	707,823
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	3,400,000	2,996,657
Citigroup Commercial Mortgage Trust(a),(c)
Subordinated Series 2020-420K Class D
11/10/2042	3.312%	2,250,000	1,723,074
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	5.583%	1,000,000	964,980
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class D
02/10/2037	3.633%	1,750,000	1,578,016
Corevest American Finance Trust(a)
Series 2020-4 Class A
12/15/2052	1.174%	8,393,674	7,568,421
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	6,220,000	5,676,743
Extended Stay America Trust(a),(b)
Series 2021-ESH Class C
1-month USD LIBOR + 1.700% Floor 1.700% 07/15/2038	6.154%	10,469,661	10,220,857
Hilton USA Trust(a),(c)
Subordinated Series 2016-HHV Class C
11/05/2038	4.194%	1,700,000	1,570,392
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	1,646,000	1,518,339
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,000,000	3,778,700
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR4 Class C
1-month USD LIBOR + 1.400% Floor 1.400% 01/17/2038	5.718%	1,999,908	1,977,389
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,750,000	1,357,255

4	Columbia Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	1,200,000	1,047,338
New Residential Mortgage Loan Trust(a)
Series 2022-SFR1 Class A
02/17/2039	2.400%	6,182,813	5,584,068
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class B
1-month USD LIBOR + 1.500% Floor 1.500% 01/15/2036	5.959%	15,000,000	14,297,859
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2036	6.659%	5,000,000	4,712,951
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	1,800,000	1,643,970
Series 2020-SFR3 Class B
10/17/2027	1.495%	4,000,000	3,598,124
Series 2020-SFR3 Class C
10/17/2027	1.695%	6,250,000	5,620,292
Series 2022-SFR1 Class A
02/17/2041	2.709%	2,994,294	2,646,697
Subordinated Series 2022-SFR4 Class B
05/17/2041	4.788%	6,000,000	5,702,201
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	5.609%	8,000,000	7,330,945
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,000,000	6,293,459
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.850% Floor 0.851% 02/15/2032	5.309%	1,737,226	1,691,354
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	5.709%	900,000	881,127
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.875% 12/15/2034	5.334%	4,720,000	4,397,956
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090%, Cap 4.500% 02/15/2037	6.408%	5,600,000	5,341,539
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.450% Floor 1.200% 12/15/2034	5.784%	800,000	739,405
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $177,445,829)			166,369,561

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(e)	3	18
Total Consumer Staples		18
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Vitesse Energy, Inc.(e)	4	64
Total Energy		64
Financials 0.0%
Capital Markets 0.0%
Jefferies Financial Group, Inc.	39	1,532
Total Financials		1,532
Total Common Stocks (Cost $—)		1,614

Corporate Bonds & Notes 14.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
Boeing Co. (The)
03/01/2029	3.200%	1,323,000	1,209,320
08/01/2059	3.950%	2,668,000	1,981,085
05/01/2060	5.930%	361,000	368,200
Total			3,558,605
Banking 6.0%
Bank of America Corp.(f)
07/23/2031	1.898%	7,130,000	5,765,298
10/24/2031	1.922%	2,300,000	1,848,426
10/20/2032	2.572%	2,220,000	1,838,427
02/04/2033	2.972%	5,600,000	4,775,974

Columbia Bond Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(f)
06/03/2031	2.572%	864,000	732,465
01/25/2033	3.057%	5,541,000	4,748,535
Goldman Sachs Group, Inc. (The)(f)
07/21/2032	2.383%	3,506,000	2,871,760
10/21/2032	2.650%	5,160,000	4,284,890
HSBC Holdings PLC(f)
05/24/2032	2.804%	2,260,000	1,863,180
11/22/2032	2.871%	5,997,000	4,934,021
JPMorgan Chase & Co.(f)
10/15/2030	2.739%	1,812,000	1,583,307
04/22/2032	2.580%	8,049,000	6,780,764
11/08/2032	2.545%	3,472,000	2,883,426
Morgan Stanley(f)
07/21/2032	2.239%	1,219,000	989,452
Subordinated
09/16/2036	2.484%	500,000	386,968
Wells Fargo & Co.(f)
10/30/2030	2.879%	2,323,000	2,055,073
02/11/2031	2.572%	7,892,000	6,814,959
Total			55,156,925
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	610,000	519,952
12/01/2061	4.400%	2,927,000	2,043,584
06/30/2062	3.950%	2,157,000	1,385,512
04/01/2063	5.500%	1,403,000	1,166,300
Total			5,115,348
Diversified Manufacturing 0.2%
Carrier Global Corp.
02/15/2030	2.722%	2,595,000	2,268,072
Electric 1.0%
AEP Texas, Inc.
01/15/2050	3.450%	1,400,000	1,081,381
Duke Energy Corp.
09/01/2046	3.750%	3,035,000	2,417,316
Emera US Finance LP
06/15/2046	4.750%	2,910,000	2,436,052
Georgia Power Co.
03/15/2042	4.300%	1,671,000	1,507,334
Pacific Gas and Electric Co.
07/01/2050	4.950%	2,270,000	1,895,066
Total			9,337,149
Food and Beverage 0.5%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	1,320,000	1,308,819
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bacardi Ltd.(a)
05/15/2048	5.300%	3,330,000	3,282,101
Total			4,590,920
Health Care 0.8%
GE Healthcare Holding LLC(a)
11/15/2027	5.650%	2,995,000	3,100,922
HCA, Inc.(a)
03/15/2052	4.625%	4,719,000	3,982,363
Total			7,083,285
Healthcare Insurance 0.4%
Aetna, Inc.
11/15/2042	4.125%	357,000	309,754
Centene Corp.
10/15/2030	3.000%	3,605,000	3,081,555
Total			3,391,309
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	840,000	639,288
Life Insurance 0.0%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	335,000	326,286
Media and Entertainment 0.9%
Magallanes, Inc.(a)
03/15/2062	5.391%	9,772,000	8,133,738
Midstream 0.9%
Enterprise Products Operating LLC
01/31/2060	3.950%	923,000	732,426
Kinder Morgan, Inc.
02/15/2046	5.050%	671,000	612,139
08/01/2052	5.450%	1,721,000	1,652,781
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	4,576,000	3,759,168
Western Gas Partners LP
08/15/2048	5.500%	550,000	477,789
Williams Companies, Inc. (The)
09/15/2045	5.100%	821,000	779,497
Total			8,013,800
Natural Gas 0.2%
NiSource, Inc.
05/15/2047	4.375%	2,380,000	2,141,378

6	Columbia Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.6%
AbbVie, Inc.
06/15/2044	4.850%	2,780,000	2,704,293
Amgen, Inc.
03/01/2053	4.875%	2,711,000	2,574,226
Total			5,278,519
Property & Casualty 0.1%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	777,000	670,045
Retailers 0.6%
Lowe’s Companies, Inc.
04/01/2062	4.450%	2,217,000	1,882,292
09/15/2062	5.800%	3,226,000	3,356,413
Total			5,238,705
Technology 0.4%
Broadcom, Inc.(a)
04/15/2034	3.469%	524,000	434,307
11/15/2036	3.187%	2,604,000	1,990,619
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	200,000	179,172
01/15/2033	5.000%	1,254,000	1,229,371
Total			3,833,469
Wireless 0.8%
American Tower Corp.
08/15/2029	3.800%	2,461,000	2,300,104
06/15/2030	2.100%	685,000	562,047
T-Mobile US, Inc.
02/15/2031	2.875%	5,712,000	4,888,643
Total			7,750,794
Wirelines 0.5%
AT&T, Inc.
03/01/2029	4.350%	2,749,000	2,700,398
12/01/2057	3.800%	2,489,000	1,892,374
Total			4,592,772
Total Corporate Bonds & Notes (Cost $154,789,828)			137,120,407

Residential Mortgage-Backed Securities - Agency 34.1%

Federal Home Loan Mortgage Corp.(g)
06/01/2043	4.000%	1,237,446	1,227,280
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
09/01/2051	2.500%	17,039,852	14,946,577
02/01/2052- 05/01/2052	3.000%	15,707,841	14,358,084
08/01/2052	4.000%	14,699,403	14,335,268
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	1.544%	2,052,231	232,163
Federal Home Loan Mortgage Corp.(d)
CMO Series 5162 Class IA
11/25/2051	3.000%	8,517,925	1,303,794
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	1,749,049	1,690,990
05/01/2043- 05/01/2052	3.500%	22,635,965	21,327,373
02/01/2048- 08/01/2052	4.000%	37,859,472	37,009,628
Federal National Mortgage Association(g)
07/01/2038	6.000%	565,637	595,842
01/01/2040	5.500%	698,092	733,314
08/01/2040	4.500%	1,089,202	1,091,423
10/01/2042	3.000%	1,544,074	1,452,185
07/01/2045- 02/01/2046	3.500%	1,863,692	1,786,239
11/01/2045	4.000%	578,559	565,621
Federal National Mortgage Association(b),(d)
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	1.494%	723,110	85,671
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	1.494%	1,815,420	217,004
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	2.144%	2,606,181	201,405
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	1.644%	868,124	117,985

Columbia Bond Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	1.594%	740,200	94,118
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	1.644%	1,493,677	221,167
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	1.694%	1,035,399	125,700
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	1.644%	1,271,443	150,585
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	1.544%	3,079,209	351,139
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	1.544%	1,174,647	144,900
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	1.544%	1,820,960	282,828
Federal National Mortgage Association(d)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	11,671,787	1,937,217
Freddie Mac REMICS(d)
CMO Series 5152 Class XI
11/25/2050	2.500%	15,409,919	2,082,244
Government National Mortgage Association(b)
1-year CMT + 1.500% Cap 10.000% 04/20/2028	2.875%	1,112	1,087
Government National Mortgage Association(g)
04/20/2048	4.500%	743,675	748,559
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b),(d)
CMO Series 2017-112 Class SJ
-1.0 x 1-month USD LIBOR + 5.660% Cap 5.660% 07/20/2047	1.174%	2,607,811	207,304
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	1.714%	892,336	97,016
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	1.714%	1,127,206	137,584
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	1.714%	476,677	49,261
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	1.664%	674,672	71,828
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	1.714%	657,287	74,222
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	1.714%	824,952	92,427
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	1.764%	1,047,225	95,906
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	1.714%	841,337	93,508
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	1.714%	1,585,682	189,642

8	Columbia Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	1.664%	1,374,513	149,456
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	1.714%	869,633	83,813
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	1.714%	921,406	98,816
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	1.514%	1,315,512	143,161
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	1.664%	944,434	105,269
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	1.664%	986,815	108,181
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	1.564%	996,167	108,156
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	1.664%	948,516	101,048
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	1.664%	2,296,091	268,911
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	1.614%	5,530,079	653,152
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-188 Class SA
1-month USD LIBOR + 6.300% Cap 6.300% 12/20/2050	1.814%	12,065,777	1,738,365
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	1.564%	733,498	84,169
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	1.664%	1,344,058	146,011
Government National Mortgage Association(d)
CMO Series 2020-164 Class CI
11/20/2050	3.000%	7,721,230	1,156,221
CMO Series 2020-175 Class KI
11/20/2050	2.500%	20,948,731	2,909,534
CMO Series 2020-191 Class UG
12/20/2050	3.500%	7,797,685	1,273,382
CMO Series 2021-119 Class QI
07/20/2051	3.000%	8,418,000	1,225,825
CMO Series 2021-139 Class IC
08/20/2051	3.000%	20,082,117	3,122,707
CMO Series 2021-16 Class KI
01/20/2051	2.500%	9,893,809	1,407,105
Government National Mortgage Association TBA(h)
02/21/2053	4.000%	18,000,000	17,474,062
02/21/2053	4.500%	10,000,000	9,928,125
Uniform Mortgage-Backed Security TBA(h)
02/16/2038- 02/13/2053	3.000%	45,078,000	41,065,025
02/16/2038	3.500%	4,000,000	3,900,220
02/13/2053	4.000%	22,000,000	21,243,750
02/13/2053	4.500%	43,580,000	43,035,250
02/13/2053	5.000%	42,000,000	42,154,218
Total Residential Mortgage-Backed Securities - Agency (Cost $315,426,924)			314,210,020

Residential Mortgage-Backed Securities - Non-Agency 30.3%

510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	3,192,843	2,976,322
American Mortgage Trust(c),(i),(j)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	54	33
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-1 Class M1
12/25/2059	3.161%	3,000,000	2,658,249

Columbia Bond Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-3 Class A1
04/25/2065	1.691%	2,334,418	2,153,614
CMO Series 2021-5 Class A2
07/25/2066	1.208%	4,632,779	3,866,832
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	960,000	934,485
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	179,560	165,878
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.900% 04/25/2028	7.406%	2,256,434	2,258,492
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	6.506%	3,508,535	3,505,410
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	6.106%	268,596	268,359
CMO Series 2019-3A Class M1C
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	6.456%	3,500,000	3,483,495
CMO Series 2021-2A Class M1A
30-day Average SOFR + 1.200% Floor 1.200% 06/25/2031	5.510%	2,674,872	2,649,734
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	5.444%	2,000,000	1,909,254
CMO Series 2022-1 Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 01/26/2032	6.060%	4,900,000	4,870,441
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class M1
05/25/2060	3.181%	2,500,000	2,251,324
CMO Series 2020-RPL2 Class A1
05/25/2059	2.000%	1,930,050	1,757,227
CMO Series 2021-A Class A1
10/25/2059	1.991%	2,866,642	2,734,149
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-3 Class A2
11/25/2059	2.981%	923,722	879,733
CMO Series 2019-3 Class A3
11/25/2059	3.135%	1,345,994	1,280,541
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1 Class A1
02/25/2055	1.724%	3,114,242	2,975,901
BVRT Financing Trust(a),(b),(j)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	3.608%	3,361,669	3,361,669
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	6,000,000	6,000,000
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	4,870,907	4,533,243
CMO Series 2022-2 Class A1
03/25/2067	3.757%	4,104,319	3,920,934
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	350,000	329,911
CMO Series 2021-3 Class A1
09/27/2066	0.956%	2,969,731	2,398,597
CMO Series 2021-5 Class A2
11/26/2066	2.606%	4,270,000	3,291,280
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	6.210%	2,650,000	2,585,060
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	7.410%	4,000,000	4,026,748
Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2020-SPT1 Class A1
04/25/2065	1.616%	258,255	250,725
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A2
02/25/2066	1.384%	3,428,231	2,931,242
CMO Series 2021-RPL2 Class A1A
01/25/2060	1.115%	3,396,220	2,830,244
CSMC Trust(a),(c)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.455%	883,682	885,035
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	9,098,958	9,025,416
CMO Series 2021-NQM8 Class A1
10/25/2066	1.841%	3,887,963	3,435,243
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	3,303,374	2,761,624
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	2,593,273	2,532,381

10	Columbia Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2021-1 Class A2
05/25/2065	0.973%	680,496	625,414
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	6.206%	275,303	274,983
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	5.956%	2,258,807	2,228,542
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2020-1 Class A3
05/25/2065	3.999%	550,000	506,283
Freddie Mac STACR(b)
CMO Series 2020-CS01 Class M3
1-month USD LIBOR + 0.000% 04/25/2033	4.000%	8,035,270	7,703,050
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA3 Class M1
30-day Average SOFR + 0.750% 10/25/2033	5.060%	3,278,665	3,256,110
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	6.160%	3,000,000	2,904,319
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.460%	2,555,161	2,573,248
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	6.710%	3,800,000	3,730,316
FWD Securitization Trust(a),(c)
CMO Series 2020-INV1 Class M1
01/25/2050	2.850%	3,500,000	2,823,087
GCAT LLC(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	2,788,843	2,632,434
GCAT Trust(a),(c)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	3,090,883	2,823,561
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	4,847,499	4,465,999
GS Mortgage-Backed Securities Corp. Trust(a),(c)
CMO Series 2021-NQM1 Class A1
07/25/2061	1.017%	2,508,154	2,169,778
Home Re Ltd.(a),(b)
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	7.160%	2,700,000	2,699,979
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	1,826,731	1,589,877
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	2,128,940	2,004,191
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	2,866,770	2,594,550
Loan Revolving Advance Investment Trust(a),(b),(j)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	7.204%	137,320	137,320
MFA Trust(a),(c)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	3,500,000	2,770,714
CMO Series 2020-NQM3 Class A1
01/26/2065	1.014%	5,050,552	4,517,000
CMO Series 2020-NQM3 Class A2
01/26/2065	1.324%	2,020,224	1,798,350
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	1,515,168	1,345,378
CMO Series 2021-INV2 Class A3
11/25/2056	2.264%	2,520,045	2,136,095
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	363,675	329,312
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	566,970	508,589
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2018-1A Class A1A
12/25/2057	4.000%	6,592,137	6,297,844
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	3,452,407	3,155,161
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	6.056%	413,106	412,449
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	6.456%	1,159,676	1,157,953
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 10/25/2033	5.960%	1,640,367	1,634,580

Columbia Bond Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	7.267%	420,965	410,875
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-FT1 Class A
1-month USD LIBOR + 2.350% 04/25/2023	6.856%	2,500,000	2,435,238
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	7.356%	10,700,000	10,506,903
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	7.156%	3,950,000	3,813,169
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	8,167,971	7,726,819
CMO Series 2021-1 Class A1
01/25/2026	2.115%	5,516,292	5,273,330
CMO Series 2021-2 Class A1
03/25/2026	2.115%	2,200,014	2,081,994
CMO Series 2021-3 Class A1
04/25/2026	1.867%	2,052,285	1,903,842
CMO Series 2021-8 Class A1
09/25/2026	1.743%	1,468,394	1,330,206
Pretium Mortgage Credit Partners(a),(c)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	3,999,133	3,674,212
PRKCM Trust(a),(c)
CMO Series 2021-AFC1 Class A3
08/25/2056	2.069%	5,626,778	4,668,732
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	4,516,000	2,914,009
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	4,001,633	3,554,681
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	6.256%	107,459	107,380
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 01/25/2030	5.456%	297,711	297,419
Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	29,589	29,004
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stanwich Mortgage Loan Co. LLC(a),(c)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	2,468,032	2,200,678
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,305,327	3,125,848
CMO Series 2020-2 Class A3
04/25/2060	3.000%	7,753,908	7,453,582
CMO Series 2020-3 Class A3
04/25/2065	2.591%	5,000,000	4,273,869
CMO Series 2020-3 Class M1
04/25/2065	3.544%	2,800,000	2,349,696
CMO Series 2020-INV1 Class A2
11/25/2055	1.439%	4,060,895	3,672,836
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	1,537,082	1,389,240
CMO Series 2021-3 Class A1
06/25/2056	1.127%	894,579	728,239
Stonnington Mortgage Trust(a),(c),(j)
CMO Series 2020-1 Class A
07/28/2024	3.500%	1,164,414	1,146,948
Towd Point Mortgage Trust(a),(c)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	10,000,000	8,013,196
TRK Trust(a),(c)
CMO Series 2021-INV2 Class A1
11/25/2056	1.966%	6,079,024	5,237,013
Vendee Mortgage Trust(c),(d)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	485,189	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	591,189	1
Verus Securitization Trust(a),(c)
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	340,413	323,587
CMO Series 2020-1 Class A3
01/25/2060	2.724%	895,666	838,705
CMO Series 2020-4 Class A3
05/25/2065	2.321%	1,541,145	1,422,923
CMO Series 2021-4 Class A2
07/25/2066	1.247%	4,199,634	3,450,316
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class A2
03/25/2060	3.035%	4,000,000	3,791,700
CMO Series 2020-INV1 Class A3
03/25/2060	3.889%	2,800,000	2,648,622

12	Columbia Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a)
CMO Series 2020-1R Class A3
11/25/2055	1.873%	1,489,854	1,360,970
CMO Series 2021-1R Class A1
05/25/2056	1.280%	2,596,988	2,394,207
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $300,032,604)			279,035,280

Options Purchased Calls 0.1%
Value ($)
(Cost $1,579,195)	715,704
Money Market Funds 5.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.559%(k),(l)	52,637,370	52,616,316
Total Money Market Funds (Cost $52,612,077)		52,616,316
Total Investments in Securities (Cost: $1,154,848,651)		1,097,726,943
Other Assets & Liabilities, Net		(175,730,280)
Net Assets		921,996,663

At January 31, 2023, securities and/or cash totaling $7,846,726 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1,925	03/2023	USD	220,442,578	2,653,200	—
U.S. Treasury 5-Year Note	483	03/2023	USD	52,763,977	321,472	—
U.S. Treasury Ultra Bond	283	03/2023	USD	40,115,250	1,223,454	—
Total					4,198,126	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(975)	12/2023	USD	(232,196,250)	—	(2,478)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	36,200,000	36,200,000	2.25	05/26/2023	742,100	45,471
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	56,370,000	56,370,000	3.20	07/11/2023	837,095	670,233
Total							1,579,195	715,704
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $601,492,442, which represents 65.24% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2023.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Non-income producing investment.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2023.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
Columbia Bond Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2023, the total value of these securities amounted to $33, which represents less than 0.01% of total net assets.
(j)	Valuation based on significant unobservable inputs.
(k)	The rate shown is the seven-day current annualized yield at January 31, 2023.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.559%
	48,458,332	346,334,024	(342,175,091)	(949)	52,616,316	2,464	935,574	52,637,370
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia Bond Fund | Third Quarter Report 2023

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3QT121_04_N01_(03/23)